UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22107

                         SEI STRUCTURED CREDIT FUND, L.P.
               (Exact name of registrant as specified in charter)
                                    --------


                             SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 MICHAEL T. PANG
                   C/O SEI INVESTMENTS MANAGEMENT CORPORATION
                            ONE FREEDOM VALLEY DRIVE
                                 OAKS, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-3257

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


SEI STRUCTURED CREDIT FUND, L.P.

Financial Statements (Unaudited)

For the period January 1, 2008 through June 30, 2008

                        SEI Structured Credit Fund, L.P.

                        Financial Statements (Unaudited)

                         For the period January 1, 2008
                             through June 30, 2008

                                    CONTENTS

Schedule of Investments ....................................................   1
Statement of Assets and Liabilities ........................................   5
Statement of Operations ....................................................   6
Statement of Changes in Partners' Capital ..................................   7
Statement of Cash Flows ....................................................   8
Notes to Financial Statements ..............................................   9

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission's website at http://www.sec.gov.

                        SEI Structured Credit Fund, L.P.

                       Schedule of Investments (Unaudited)

                                  June 30, 2008

          SECTOR WEIGHTINGS (BASED ON PERCENTAGE OF PARTNERS' CAPITAL)

                                   (BAR CHART)

Mutual Funds                      0.9%
Cash Equivalent                   2.3%
Hedge Funds                      16.0%
Collateralized Debt Obligation   86.5%

DESCRIPTION                                                 PAR VALUE      VALUE
--------------------------------------------------------   ----------   -----------
COLLATERALIZED DEBT OBLIGATION -- 86.5%
CAYMAN ISLANDS -- 59.6%
Ares IX CLO (a) (b) (c)
      20.930%, 04/20/17                                    $3,050,000   $ 1,387,750
Babson CLO, Ser 2006-2A, Cl INC (a) (b)
      25.520%, 10/16/20                                     1,000,000       651,890
Babson CLO, Ser 2007-2A, Cl D (a) (b) (c)
       4.413%, 04/15/21                                       900,000       550,936
Babson CLO, Ser 2004-2A, Cl SUB (a) (b)
      20.027%, 11/15/16                                     1,000,000       370,000
Brentwood, Ser 2006-1A, Cl D (b) (c)
       6.623%, 02/01/22                                     2,080,000     1,102,400
Brentwood, Ser 2006-1A, Cl C (b) (c)
       4.413%, 02/21/22                                       900,000       459,000
Carlyle High Yield Partners VII CLO (a) (b) (c)
      17.300%, 09/21/19                                     1,650,000       874,500
Carlyle High Yield Partners VII CLO (b)
      17.307%, 09/30/19                                     1,850,000       980,500
Carlyle High Yield Partners VII CLO (b)
      13.580%, 05/21/21                                     1,000,000       400,000
CIFC Funding, Ser 2007-IV (b) (c)
      21.790%, 09/20/19                                     2,000,000     1,580,446
CIFC Funding, Ser 2006-1BA, Cl A3L (b) (c)
       3.631%, 12/22/20                                     2,500,000     1,465,653
CIFC Funding, Ser 2007-1A, Cl A1LB (b) (c)
       3.056%, 05/10/21                                     3,000,000     2,132,100
CIFC Funding, Ser 2007-1A, Cl INC (b)
      23.380%, 05/10/21                                     1,000,000       530,000

                        SEI Structured Credit Fund, L.P.

                                 June 30, 2008

DESCRIPTION                                                 PAR VALUE      VALUE
--------------------------------------------------------   ----------   -----------
COLLATERALIZED DEBT OBLIGATION -- (CONTINUED)
CIFC Funding, Ser 2007-3A, Cl B (a) (b) (c)
       4.157%, 07/26/21                                    $2,000,000   $ 1,000,000
CIFC Funding, Ser 2006-1BA, Cl B2L (b) (c)
       6.801%, 12/22/20                                     2,000,000       953,276
De Meer Middle Market CLO, Ser 2006-1A, Cl C (a) (b) (c)
       3.418%, 10/20/18                                     4,714,064     3,693,374
De Meer Middle Market CLO, Ser 2006-1A, Cl INC (a) (b)
       9.460%, 10/20/18                                     1,062,901       610,466
De Meer Middle Market CLO, Ser 2006-1A, Cl B (a) (b) (c)
       3.218%, 10/20/18                                     1,885,626     1,510,217
Duane Street CLO V, Ser 2007-5A, Cl SN (a) (b)
      12.510%, 10/14/21                                     2,500,000     1,545,787
Fairway Loan Funding Ser 2006-1A, Cl C1 (b)
      11.830%, 10/17/18                                     3,297,462     1,648,731
Gale Force 2 CLO (b)
      20.300%, 04/15/18                                     1,000,000       555,910
Gale Force CLO, Ser 2007-4A, Cl INC (b) (c)
      14.620%, 08/20/21                                     3,000,000     1,851,914
Gale Force CLO, Ser 2007-3A, Cl E (a) (b) (c)
       6.317%, 04/19/21                                     1,000,000       603,100
Gale Force CLO, Ser 2007-4A, Cl E (b) (c)
       9.095%, 08/20/21                                     1,500,000       950,553
ING Investment Management I CLO (a) (b) (c)
      14.520%, 12/01/17                                     1,500,000       585,000
Lightpoint CLO, Ser 2005-3A, Cl C (b) (c)
       4.676%, 09/15/17                                     1,000,000       688,415
Lightpoint CLO, Ser 2006-4A, Cl C (b) (c)
       4.513%, 04/15/18                                     6,750,000     4,536,675
Marathon CLO, Ser 2005-2A, Cl B (b) (c)
       3.600%, 12/20/19                                     2,000,000     1,531,000
Northwoods Capital, Ser 2007-8A, Cl SUB (b)
       8.910%, 07/28/22                                     6,000,000     2,400,000
                                                                        -----------
   Total Cayman Islands                                                  37,149,593
                                                                        -----------

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2008

                                                               PAR
DESCRIPTION                                                VALUE/SHARES      VALUE
--------------------------------------------------------   ------------   -----------
COLLATERALIZED DEBT OBLIGATION -- (CONTINUED)
UNITED STATES -- 26.9%
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl SUB (b)
      11.460%, 04/16/21                                     $2,000,000    $ 1,100,000
Ares IIIR/IVR CLO, Ser 2007-3RA, Cl E (b) (c)
      12.380%, 04/16/21                                      5,000,000      2,775,000
Ares XI CLO, Ser 2007-11A, Cl SUB (b)
      14.850%, 10/11/21                                      5,000,000      2,850,000
Battalion CLO, Ser 2007-1A, Cl E (a) (b) (c)
       8.630%, 07/14/22                                      2,000,000      1,110,000
Battalion CLO, Ser 2007-1A, Cl SUB (a) (b)
       8.870%, 07/14/22                                      4,200,000      2,226,000
CIT CLO, Ser 2007-1A, Cl D (b) (c)
       4.803%, 06/20/21                                      3,000,000      1,583,943
CIT CLO, Ser 2007-1A, Cl E (b) (c)
       7.802%, 06/20/21                                      3,000,000      1,555,922
Nautique Funding CLO, Ser 2006-1A, Cl INC (a) (b)
      22.460%, 04/15/20                                      1,500,000        675,000
Sands Point Funding, Ser 2006-1A, Cl C (a) (b) (c)
       3.534%, 07/18/20                                      1,500,000        950,625
White Horse II (a) (b) (c)
      14.510%, 06/15/17                                      4,000,000      1,320,000
Wind River CLO II - Tate Investors (b)
      15.170%, 10/19/17                                      1,000,000        580,000
                                                                          -----------
   Total United States                                                     16,726,490
                                                                          -----------
Total Collateralized Debt Obligation (Cost $56,626,665)                   $53,876,083
                                                                          -----------
MUTUAL FUNDS -- 0.9%
UNITED STATES -- 0.9%
ING Prime Rate Trust                                            93,416        535,274
                                                                          -----------
   Total United States                                                        535,274
                                                                          -----------
Total Mutual Funds (Cost $553,463)                                        $   535,274
                                                                          -----------

                        SEI Structured Credit Fund, L.P.

                 Schedule of Investments (Unaudited) (concluded)

                                  June 30, 2008

                                                               PAR
DESCRIPTION                                                VALUE/SHARES      VALUE
--------------------------------------------------------   ------------   -----------
HEDGE FUND -- 16.0%
UNITED STATES -- 16.0%
Ares Enhanced Credit Opportunities, L.P. (b) (d)            $ 4,500,000   $ 4,509,540
Goldentree Credit Opportunities, L.P. (b) (d)                 5,500,000     5,465,295
                                                                          -----------
   Total United States                                                      9,974,835
                                                                          -----------
Total Hedge Fund (Cost $10,000,000)                                       $ 9,974,835
                                                                          -----------
MONEY MARKET FUND -- 2.3%
UNITED STATES -- 2.3%
SDIT Prime Obligation Fund, Cl A, 2.500% (c) (e) (f)          1,454,115     1,454,115
                                                                          -----------
   Total United States                                                      1,454,115
                                                                          -----------
Total Money Market Fund (Cost $1,454,115)                                 $ 1,454,115
                                                                          -----------
Total Investments -- 105.7%
      (Cost $68,634,243)                                                  $65,840,307
                                                                          ===========

The following restricted securities were held by the Portfolio as of June 30, 2008:

                                       ACQUI-     RIGHT TO                             % OF
                            PAR        SITION     ACQUIRE                  MARKET    PARTNERS'
                           VALUE       DATE         DATE        COST       VALUE      CAPITAL
                         ---------   ---------   ---------   ---------   ---------   ---------
Ares Enhanced Credit
   Opportunities, L.P.   4,500,000    5/1/2008    5/1/2008   4,500,000   4,509,540      7.2%
Goldentree Credit
   Opportunities, L.P.   5,500,000   12/4/2007   12/4/2007   5,500,000   5,465,295      8.8%

Percentages based on Partners' Capital of $62,289,804.
Cl -- Class
CLO -- Collateralized Loan Obligation
CIFC -- Commercial Industrial Finance Corporation
L.P. -- Limited Partnership
Ser -- Series

(a) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1993, as amended, and may be sold only to the dealers in that program or other "accredited investors."

(b) Security considered illiquid. The total market value is $63,850,918 and represents 102.5% of Partners' Capital.

(c) Variable rate security. The rate reported is the rate in effect as of June 30, 2008.

(d)  Security considered restricted.

(e)  Rate shown is the 7-day effective yield as of June 30, 2008.

(f)  Investment in affiliated security.

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                 Statement of Assets and Liabilities (Unaudited)

                                  June 30, 2008

ASSETS
Cash and cash equivalents                           $20,407,257
Investments, at value (cost $67,180,128)             64,386,192
Affiliated investment, at value (cost $1,454,115)     1,454,115
Interest receivable                                     752,081
Other assets                                              5,669
                                                    -----------
Total assets                                        $87,005,314
                                                    ===========

LIABILITIES
Capital contributions received in advance            20,000,000
Payable for investment securities purchased           4,672,800
Administration fees payable                               5,192
Other accrued expenses                                   37,518
                                                    -----------
Total liabilities                                    24,715,510

PARTNERS' CAPITAL
Limited partners' capital                           $62,289,804
                                                    -----------
Total liabilities and partners' capital             $87,005,314
                                                    ===========

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                       Statement of Operations (Unaudited)

                         For the period January 1, 2008
                             through June 30, 2008

INVESTMENT INCOME
Interest income                                                       $ 2,651,285
EXPENSES
Administration fee                                                         19,466
Professional fees                                                          17,500
Offering costs                                                             34,013
Miscellaneous expenses                                                     79,483
                                                                      -----------
Total expenses                                                            150,462
Less: Administration fee waiver and/or reimbursements                          --
                                                                      -----------
Net expenses                                                              150,462
                                                                      -----------
Net investment income                                                   2,500,823
                                                                      -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized loss on investments                                          (30,650)
Net change in unrealized appreciation/(depreciation) on investments    (2,994,728)
                                                                      -----------
Net realized and unrealized loss on investments                        (3,025,378)
                                                                      -----------
Net decrease in partners' capital resulting from operations           $  (524,555)
                                                                      ===========

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                    Statement of Changes in Partners' Capital

                                                                       For the period
                                                    For the period     August 1, 2007
                                                   January 1, 2008     (commencement
                                                       through         of operations)
                                                    June 30, 2008         through
                                                     (Unaudited)     December 31, 2007
                                                   ---------------   -----------------
FROM INVESTMENT ACTIVITIES
Net investment income                                $ 2,500,823        $   762,397
Realized gain (loss) on investments                      (30,650)           128,400
Change in unrealized appreciation (depreciation)
   on investments                                     (2,994,728)           200,792
                                                     -----------        -----------
Net increase (decrease) in partners' capital
   resulting from operations                            (524,555)         1,091,589

PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                 37,800,000         23,942,770
Capital redemptions                                      (20,000)                --
                                                     -----------        -----------
Net increase in partners' capital
   derived from capital transactions                  37,780,000         23,942,770
Net increase in partners' capital                     37,255,445         25,034,359
Partners' capital Beginning of Period                 25,034,359                 --
                                                     -----------        -----------
Partners' capital End of Period                      $62,289,804        $25,034,359
                                                     -----------        -----------

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                       Statement of Cash Flows (Unaudited)

                         For the period January 1, 2008
                              through June 30, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in partners' capital from operations                         $   (524,555)
Adjustments to reconcile net increase in partners' capital
   from operations to net cash used in operating activities:
      Purchases of investments                                             (44,604,962)
      Proceeds from sales of investments                                     1,946,481
      Net purchases of short-term investments                                 (351,614)
      Net realized loss on investments                                          30,650
      Net change in unrealized appreciation/depreciation on investments      2,994,728
      Increase in interest receivable                                         (298,055)
      Decrease in other assets                                                  75,304
      Increase in payable for investment securities purchased                3,365,907
      Increase in administration fees payable                                    1,330
      Decrease in other accrued expenses                                       (54,519)
                                                                          ------------
   Net cash used in operating activities                                   (37,419,305)

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                    37,800,000
   Capital redemptions                                                         (20,000)
   Capital contributions received in advance                                14,200,000
                                                                          ------------
   Net cash provided by financing activities                                51,980,000
                                                                          ------------
   Net increase in cash and cash equivalents                                14,560,695

CASH AND CASH EQUIVALENTS
Beginning of period                                                          5,846,562
                                                                          ------------
End of period                                                             $ 20,407,257
                                                                          ------------

SEE ACCOMPANYING NOTES.

                        SEI Structured Credit Fund, L.P.

                 Notes to Financial Statements (Unaudited)

                                 June 30, 2008

1. ORGANIZATION

SEI Structured Credit Fund, LP (the "Fund") is a Delaware limited partnership established on June 26, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, management investment company. The Fund offers limited partnership interest ("Interests") of the Fund solely through private placement transactions to investors ("limited partners") that have signed an investment management agreement with SEI Investments Management Corporation ("SIMC" or the "Adviser"), the investment adviser to the Fund. As of June 30, 2008, SEI Structured Credit Segregated Portfolio owned 46% of the Fund; while the remaining shareholders owned 54% of the Fund.

The Fund's objective is to seek to generate high total returns. There can be no assurance that the Fund will achieve its objective. The Fund pursues its investment objective by investing in a portfolio comprised of collateralized debt obligations ("CDOs") and other structured credit investments. CDOs involve special purpose investment vehicles formed to acquire and manage a pool of loans, bonds and/or other fixed income assets of various types. The CDO funds its investments by issuing several classes of securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CDO. In addition to CDOs, the Fund's investments may include fixed income securities, loan participations, credit-linked notes, medium term notes, registered and unregistered investment companies or pooled investment vehicles, and derivative instruments, such as credit default swaps and total return swaps (collectively with CDOs, "Structured Credit Investments").

SEI Investment Strategies, LLC (the "General Partner"), a Delaware limited liability company, serves as the General Partner to the Fund and has no investment in the Fund as of June 30, 2008. The General Partner has delegated the management and control of the business and affairs of the Fund to the Board of Directors (the "Board"). A majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of significant accounting policies followed by the
Fund:

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

VALUATION OF INVESTMENTS

CDOs and other Structured Credit Investments are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value structured credit investments at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

If a price for a CDO or other structured credit investment cannot be obtained from an independent, third-party pricing agent, the Fund shall seek to obtain a bid price from at least one independent broker. In such cases, it is possible that the independent broker providing the price on the CDO or structured credit investment is also a market maker, and in many cases the only market maker, with respect to that security.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUATION OF INVESTMENTS (CONTINUED)

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or of the issuer's industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Certain Structured Credit Investments may be structured as private investment partnerships. Traditionally, a trading market for holdings of this type does not exist. As a general matter, the fair value of the Fund's interest in such a private investment fund will represent the amount that the Fund could reasonable expect to receive from the private investment fund if the Fund's interest were redeemed at the time of valuation, determined based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Unless determined otherwise in accordance with the Fund's procedures, the fair value of the Fund's interest in a private investment fund shall be the value attributed to such interest, as of that time of valuation, as reported to the Fund by the private investment fund's manager, administrator, or other designed agent. Such a valuation may be a preliminary valuation and, therefore, may be later revised or adjusted by the private investment fund. Such adjustment or revision will have no affect on the Fund's net asset value as of any prior valuation time. As a practical matter, the Adviser and the Board have little or no means of independently verifying the valuations provided by such private investment funds. As a result, information available to the Fund concerning the value of such investments may not reflect market prices or quotations for the underlying assets. In the unlikely event that a private investment fund does not report a value to the Fund on a timely basis and such fund is not priced by independent pricing agents of the Fund, the Fund would determine the fair value of the private investment fund based on the most recent value reported by the private

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUATION OF INVESTMENTS (CONTINUED)

investment fund, as well as any other relevant information available at the time the Fund values its portfolio.

The Board will periodically review the Fund's valuation policies and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after December 31, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUATION OF INVESTMENTS (CONTINUED)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                          $ 1,989,389
Level 2 - Other Significant Observable Inputs     53,876,083
Level 3 - Significant Unobservable Inputs          9,974,835
                                                 -----------
   TOTAL                                         $65,840,307
                                                 ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                INVESTMENTS IN
                                                  SECURITIES
                                                --------------
Balance as of 12/31/07                            $2,482,250
Accrued discounts/premiums                                --
Realized gain/(loss) and change
   in unrealized appreciation/(depreciation)        (344,800)
Net purchase/sales                                 7,337,385
Net transfers in/and or out of Level 3                    --
                                                  ----------
   BALANCE AS OF 06/30/08                         $9,474,835
                                                  ==========

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Fund's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments, approximates the carrying amounts presented on the Statement of Assets and Liabilities. Management of the Partnership deems these estimates reasonable.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

COLLATERALIZED DEBT OBLIGATIONS

The Fund invests in CDOs which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

COLLATERALIZED DEBT OBLIGATIONS (CONTINUED)

securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

FEDERAL TAXES

The Fund's taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Fund's earnings is the responsibility of its partners, rather than that of the Fund. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

The Fund adopted Financial Accounting Standards Board (FASB) released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" ("FIN 48") upon commencement of operations on August 1, 2007. Based on its analysis, management has determined that the adoption of FIN 48 does not have a material impact to the Funds' financial statements upon adoption. However, managements conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation and guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

ORGANIZATION AND OFFERING COSTS

Costs incurred in connection with the organization of the Fund were expensed as incurred. Initial offering costs have been deferred and are being amortized on a straight-line basis over the first twelve months of the Fund's operations. Unamortized offering costs at June 30, 2008, were $5,669.

INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, since inception the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

RESTRICTED SECURITIES

At June 30, 2008, the Fund owned private placement investment that was purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of this investment. This investment is valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. For the acquisition dates of this investment, the enforceable right to acquire this security, along with the cost and value at June 30, 2008, please see the Schedule of Investments.

3. ADVISER, ADMINISTRATOR AND OTHER TRANSACTIONS

The Adviser does not charge a management fee to the Fund. Limited partners are responsible for paying the fees of the Adviser directly under their individual investment management agreement with the Adviser. Each agreement sets forth the fees to be paid to the Adviser, which are ordinarily expressed as a percentage of the limited partners assets managed by the Adviser. This fee, which is negotiated between the limited partner and the Adviser, may include a performance-based fee and/or a fixed-dollar fee for certain specified services.

The Adviser has voluntarily agreed that certain expenses of the Fund, including custody fees and administrative fees shall not in the aggregate exceed 0.50% per annum of the Fund's net asset value, and the Adviser or its affiliates will waive Fund fees or reimburse Fund expenses to the extent necessary so that such 0.50% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: organizational expenses; extraordinary, non-recurring and certain other unusual expenses; taxes and fees; and expenses incurred indirectly by the Fund through its investments in Structured Credit Investments. The Adviser may discontinue all or part of this waiver at any time.

SEI Global Services, Inc. (the "Administrator"), serves as the Fund's administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.10% (on an annualized basis) of the Fund's Net Asset Value which is accrued monthly

                        SEI Structured Credit Fund, L.P.

                                 June 30, 2008

3. ADVISER, ADMINISTRATOR AND OTHER TRANSACTIONS (CONTINUED)

based on month-end net assets and is paid monthly, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Investments Distribution Co. (the "Placement Agent") serves as the Fund's placement agent pursuant to an agreement with the Fund. The Placement Agent is a wholly owned subsidiary of SEI Investments Company. It is not anticipated that the Placement Agent will be compensated by the Fund for its services rendered under the agreement.

4. ALLOCATION OF PROFITS AND LOSSES

The Fund maintains a separate capital account for each of its limited partners. As of the last day of each fiscal period, the Fund shall allocate net profits or losses for that fiscal period to the capital accounts of all limited partners, in proportion to their respective opening capital account balances for such fiscal period (after taking into account any capital contributions deemed to be made as of the first day of such fiscal period).

5. PARTNERS' CAPITAL

The Fund, in the discretion of the Board, may sell Interests, at net asset value, to new limited partners and may allow existing limited partners to purchase additional Interests in the Fund on such days as are determined by the Board in its sole discretion. It is the Fund's intention to allow limited purchases of Interests only during designated subscriptions periods as may be established by the Board or its designees (currently, the Adviser) and communicated to limited partners. The Board or its designee will determine the amount of Interests offered to limited partners during a subscription period at its discretion. During the established subscription periods, Interests may be purchased on a business day, or at such other times as the Board may determine, at the offering price (which is net asset value). The Fund may discontinue its offering at any time.

The Fund is a closed-end investment company, and therefore no limited partner will have the right to require the Fund to redeem its Interests.

The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by limited partners. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should repurchase Interests from limited partners pursuant to written tenders, the Board will consider the recommendations of the Adviser. The

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2008

5. PARTNERS' CAPITAL (CONTINUED)

Fund does not intend to conduct any repurchase offers until two years after the commencement of the Fund's operation. After the initial two year period, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last business day of March, June, September, and December. However, limited partners will not be permitted to tender for repurchase Interests that were acquired less than two years prior to the effective date of the proposed repurchase.

Capital contributions received in advance are comprised of cash received prior June 30, 2008, for which member interests of the Fund were issued on July 1, 2008. Capital contributions received in advance do not participate in the earnings of the Fund until the related member interests are issued.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments, during the period from January 1, 2008 through June 30, 2008 were $44,604,962 and $1,946,481, respectively.

As of June 30, 2008, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $68,634,243. Net unrealized depreciation on investments for tax purposes was $2,793,936 consisting of $3,638,332 of gross unrealized appreciation and $6,432,268 of gross unrealized depreciation.

7. CONCENTRATIONS OF RISK

In the normal course of business, the Fund trades various financial instruments and enters into various investment activities with off-balance sheet risk. The Fund's satisfaction of the obligations may exceed the amount recognized in the statement of assets and liabilities.

The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

                        SEI Structured Credit Fund, L.P.

                                  June 30, 2008

8. FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information are for the following periods:

                                                                For the period
                                             For the period     August 1, 2007
                                            January 1, 2008    (commencement of
                                                through           operations)
                                             June 30, 2008          through
                                              (Unaudited)      Decmeber 31, 2007
                                            ---------------   ------------------
TOTAL RETURN (1)
Total return (3)                                 (7.32)%              5.82%
Partners' capital, end of period (000's)        $62,290             $25,034
RATIOS TO AVERAGE PARTNERS' CAPITAL
NET INVESTMENT INCOME RATIO
Net investment income, net of waivers (2)        13.63%               9.13%
EXPENSE RATIO
Operating expenses, before waivers (2)            0.50%               1.54%(4)
Operating expenses, net of waivers (2)            0.50%               0.37%(4)
Portfolio turnover rate (3)                       5.47%              21.85%

(1) Total return is calculated for all the limited partners taken as a whole. A limited partner's return may vary from these returns based on the timing of capital transactions.

(2)  Annualized.

(3)  Not annualized.

(4) Expense ratios include offering costs and tax liability costs, which are not annualized. Had the offering costs and tax liability costs been annualized, the ratio for "Operating expenses, before waivers" and "Operating expenses, net of waivers" would have been 1.67% and 0.50%, respectively.

                        SEI Structured Credit Fund, L.P.

              Notes to Financial Statements (Unaudited) (concluded)

                                  June 30, 2008

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows.

10. SUBSEQUENT EVENTS

Subsequent to year end through July 31, 2008 the Fund recorded subscriptions of $20,000,000, which were received by the Fund prior to June 30, 2008. The Fund paid no redemptions

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment management companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Portfolio has a standing Nominating Committee (the "Committee") currently consisting of the Independent Directors. The Committee is responsible for evaluating and recommending nominees for election to the Board of Directors (the "Board"). Pursuant to the Committee's Charter, adopted on June 27, 2007, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Board's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Structured Credit Fund, L.P.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       -------------------------------
                                       Robert A. Nesher, President


Date:  August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       -------------------------------
                                       Robert A. Nesher, President


Date:  August 29, 2008


By (Signature and Title)*              /s/ Stephen F. Panner
                                       -------------------------------
                                       Stephen F. Panner, Treasurer


Date:  August 29, 2008

* Print the name and title of each signing officer under his or her signature.